UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05037

Professionally Managed Portfolios

 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

 (Address of principal executive offices)

Elaine E. Richards

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

2020 E. Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Osterweis Strategic Income Fund

Issue Name	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By	Voted	For/Against Management	Vote Cast	Vote Against Management
Tops Holding LLC		89078YAB1	01-Nov-18	Vote on the Plan	Management	Yes	None	For	No
Tops Holding LLC		89078YAB1	01-Nov-18	Opt Out of the Third-Party Release	Management	Yes	None	Abstain	No
Blue Bird Corp.	BLBD	095306106	05-Mar-19	Elect Director Chan W. Galbato	Management	Yes	For	For	No
Blue Bird Corp.	BLBD	095306106	05-Mar-19	Elect Director Kathleen M. Shaw	Management	Yes	For	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards

Elaine E. Richards, President/Principal Executive Officer

Date August 22, 2019

Osterweis Strategic Income Fund a Series of Professionally Managed Portfolios

Form N-PX 2019